Other financial liabilities - Amounts recognized in profit (Details) - Sociedad Minera El Brocal S.A.A - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Financial Liabilities [Line Items]
Expenses related to variable lease payments, low-value and short-term leases	$ 13,476	$ 19,775
Depreciation charge of right-of-use assets (see Note 7(b) and 15)	14,202	11,152
Interest expense on lease liabilities (see Note 18)	5,329	3,320
Amounts recognized in profit or loss	$ 33,007	$ 34,247